LIBERTY S&P 500 INDEX FUND, VARIABLE SERIES
                                 (THE "S&P 500 FUND")

                   SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2005


     Effective August 22, 2005, SSgA Funds Management, Inc. ("SSgA FM") will no longer sub-advise the S&P 500 Fund. Effective August 22, 2005, Columbia Management Advisors, Inc. ("Columbia Management"), the advisor to the S&P 500 Fund, will run the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities.

     Beginning August 22, 2005, Vikram J. Kuriyan will begin managing the S&P 500 Fund.

     The following paragraph regarding Mr. Kuriyan is added to the section TRUST MANAGEMENT ORGANIZATIONS; PORTFOLIO MANAGERS:

VIKRAM J. KURIYAN, PHD, a portfolio manager of Columbia Management, is the manager for the S&P 500 Fund and has managed the S&P 500 Fund since August, 2005. Dr. Kuriyan has been associated with Columbia Management or its predecessors since January, 2000.

     The section TRUST MANAGEMENT ORGANIZATIONS; INVESTMENT SUB-ADVISOR is deleted in its entirety.



                                                           August 5, 2005

                   LIBERTY S&P 500 INDEX FUND, VARIABLE SERIES

               SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2005


1. Effective August 22, 2005, SSgA Funds Management, Inc. ("SSgA FM") will no longer sub-advise the S&P 500 Fund. Effective August 22, 2005, Columbia Management Advisors, Inc. ("Columbia Management"), the advisor to the S&P 500 Fund, will run the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities.

2. The information regarding James May in the table "OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS" under the section MORE FACTS ABOUT THE TRUST; PORTFOLIO MANAGERS is deleted in its entirety.

3. The following is added to the table "OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS" under the section MORE FACTS ABOUT THE TRUST; PORTFOLIO MANAGERS:



------------------------------- ----------------------------- ------------------------------- -------------------------------

                                    OTHER SEC-REGISTERED
                                  OPEN-END AND CLOSED-END        OTHER POOLED INVESTMENT
      PORTFOLIO MANAGER                    FUNDS                         VEHICLES                     OTHER ACCOUNTS
------------------------------- ----------------------------- ------------------------------- -------------------------------
------------------------------- -------------- -------------- --------------- --------------- --------------- ---------------
                                  Number of       Assets        Number of         Assets        Number of         Assets
                                  accounts                       accounts                        accounts
------------------------------- -------------- -------------- --------------- --------------- --------------- ---------------
------------------------------- -------------- -------------- --------------- --------------- --------------- ---------------
Vikram J. Kuriyan, PhD               14        $7.8 billion         38         $3.0 billion        132         $9.5 billion
------------------------------- -------------- -------------- --------------- --------------- --------------- ---------------


4. The information regarding James May in the table "OWNERSHIP OF SECURITIES" under the section MORE FACTS ABOUT THE TRUST; PORTFOLIO MANAGERS is deleted in its entirety.

5. The following is added to the table "OWNERSHIP OF SECURITIES" under the section MORE FACTS ABOUT THE TRUST; PORTFOLIO MANAGERS:


------------------------------------------------------- -----------------------------------------------------
                                                           Dollar Range of Equity Securities in the Fund
                  Portfolio Manager                                      Beneficially Owned

------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Vikram J. Kuriyan, PhD                                                           $0
------------------------------------------------------- -----------------------------------------------------

6. The heading "ALL FUNDS, EXCEPT THE 500 INDEX FUND" under the section MORE FACTS ABOUT THE TRUST; PORTFOLIO MANAGERS; COMPENSATION is deleted.

7. The section "500 INDEX FUND ONLY" under the section MORE FACTS ABOUT THE TRUST; PORTFOLIO MANAGERS; COMPENSATION is deleted in its entirety.

8. The following is added to the table "COMPENSATION" under the section MORE FACTS ABOUT THE TRUST; PORTFOLIO MANAGERS:


----------------------------------------------- -------------------------------------------------------------
              Portfolio Manager                                    Performance Benchmark

----------------------------------------------- -------------------------------------------------------------
----------------------------------------------- -------------------------------------------------------------
Vikram J. Kuriyan, PhD                                           Standard & Poor's 500 Index
----------------------------------------------- -------------------------------------------------------------

                                                                 August 5, 2005